Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 2,273	$ 2,137
Arising (released) during the year	364	327	$ 822
Released (used) during the year	(124)	0	(90)
Released (unused) during the year	(291)	(191)	(238)
Total, end of period	2,222	2,273	2,137
Current	0	77	0
Non current	2,222	2,196	2,137
Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			1,643
Current				$ 89
Non current				$ 1,554
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	705	806
Arising (released) during the year	107	(101)	(28)
Released (used) during the year	(48)	0	0
Released (unused) during the year	0	0	0
Total, end of period	764	705	806
Post- employment benefits | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			834
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,568	1,331
Arising (released) during the year	257	428	850
Released (used) during the year	(76)	0	(90)
Released (unused) during the year	(291)	(191)	(238)
Total, end of period	$ 1,458	$ 1,568	1,331
Other provisions | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			$ 809